UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02349

Morgan Stanley Income Securities Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	September 30,

Date of reporting period:	June 30, 2015

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Income Securities Inc.

Portfolio of Investments • June 30, 2015 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Corporate Bonds (93.4%)
	Basic Materials (4.0%)
$800	Anglo American Capital PLC (United Kingdom)(a)	3.625%		05/14/20	$800,977
250	ArcelorMittal (Luxembourg)	5.125		06/01/20	254,063
250	Ashland, Inc.	6.875		05/15/43	255,000
845	Barrick Gold Corp. (Canada)	4.10		05/01/23	824,706
375	Eldorado Gold Corp. (Canada)(a)	6.125		12/15/20	373,125
1,070	Freeport-McMoRan, Inc.	3.875		03/15/23	973,596
710	Glencore Funding LLC (Switzerland)(a)	4.125		05/30/23	688,007
125	Goldcorp, Inc. (Canada)	5.45		06/09/44	119,426
314	Lundin Mining Corp. (Canada)(a)	7.50		11/01/20	339,120
600	LyondellBasell Industries N.V.	4.625		02/26/55	530,614
495	NOVA Chemicals Corp. (Canada)(a)	5.25		08/01/23	504,281
458	Southern Copper Corp. (Mexico)	7.50		07/27/35	515,223
840	Vale Overseas Ltd. (Brazil)	6.875		11/21/36	816,320
					6,994,458
	Communications (15.8%)
850	21st Century Fox America, Inc.	6.15		02/15/41	990,467
670	21st Century Fox America, Inc.	6.40		12/15/35	795,118
900	Alibaba Group Holding Ltd. (China)(a)	2.50		11/28/19	891,095
350	Amazon.com, Inc.	3.80		12/05/24	351,985
200	Amazon.com, Inc.	4.95		12/05/44	195,643
195	AT&T, Inc.	4.75		05/15/46	178,130
2,700	AT&T, Inc.	5.55		08/15/41	2,775,948
400	Baidu, Inc. (China)	2.75		06/09/19	400,940
245	Cablevision Systems Corp.	7.75		04/15/18	265,212
225	CBS Corp.	4.60		01/15/45	201,671
350	CBS Corp.	4.90		08/15/44	324,522
170	CSC Holdings LLC	6.75		11/15/21	179,775
376	Ctrip.com International Ltd.	1.25		10/15/18	430,050
370	Deutsche Telekom International Finance BV (Germany)	8.75		06/15/30	521,790
700	DirecTV Holdings LLC/DIRECTV Financing Co., Inc.	5.15		03/15/42	660,877
410	Empresa Nacional de Telecomunicaciones SA (Chile)(a)	4.75		08/01/26	404,191
528	Liberty Media Corp.	1.375		10/15/23	504,240
925	Motorola Solutions, Inc.	4.00		09/01/24	898,926
410	Netflix, Inc. (a)	5.50		02/15/22	425,375
555	Omnicom Group, Inc.	3.625		05/01/22	559,059
131	Omnicom Group, Inc.	3.65		11/01/24	128,894
900	Ooredoo International Finance Ltd. (Qatar)(a)	3.25		02/21/23	870,079
900	Orange SA (France)	2.75		02/06/19	914,111
436	Priceline Group, Inc. (The)	0.35		06/15/20	485,595
750	Telefonica Europe BV (Spain)	8.25		09/15/30	1,008,495
335	Telstra Corp., Ltd. (Australia)(a)	3.125		04/07/25	327,902
665	Time Warner Cable, Inc.	4.50		09/15/42	544,384
2,190	Time Warner Cable, Inc.	6.75		07/01/18	2,443,416
1,565	Time Warner, Inc.	7.70		05/01/32	2,061,160
550	Twitter, Inc. (a)	0.25		09/15/19	494,312
3,453	Verizon Communications, Inc. (a)	4.672		03/15/55	3,016,434
2,378	Verizon Communications, Inc.	5.012		08/21/54	2,190,897
400	Viacom, Inc.	5.85		09/01/43	399,503
650	Vodafone Group PLC (United Kingdom)	4.375		02/19/43	561,720
254	Yahoo!, Inc.	0.00	(b)	12/01/18	261,779
					27,663,695
	Consumer, Cyclical (6.0%)
393	American Airlines Pass-Through Trust	4.00		07/15/25	397,506

670	British Airways Pass-Through Trust (United Kingdom)(a)	4.625	06/20/24	707,007
540	Daimler Finance North America LLC (Germany)	8.50	01/18/31	794,783
450	Family Tree Escrow LLC (a)	5.75	03/01/23	472,500
800	Ford Motor Co.	4.75	01/15/43	778,612
159	Iconix Brand Group, Inc.	2.50	06/01/16	163,671
475	Jarden Corp.	1.125	03/15/34	555,453
KRW	200,000	Lotte Shopping Co., Ltd., Series LOTT (Korea, Republic of)	0.00	(b)	01/24/18	187,279
$500	McDonald’s Corp., MTN	2.20	05/26/20	495,142
225	McDonald’s Corp., MTN	4.60	05/26/45	220,391
600	QVC, Inc.	4.375	03/15/23	590,674
475	Tesla Motors, Inc.	0.25	03/01/19	472,031
200	Tiffany & Co.	4.90	10/01/44	191,644
597	Toll Brothers Finance Corp.	0.50	09/15/32	622,372
904	United Airlines Pass-Through Trust, Class A	4.30	08/15/25	930,743
225	Walgreen Co.	4.40	09/15/42	202,004
225	Walgreens Boots Alliance, Inc.	3.80	11/18/24	220,790
745	Wesfarmers Ltd. (Australia)(a)	1.874	03/20/18	746,816
600	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	5.375	03/15/22	612,000
650	Yum! Brands, Inc.	3.875	11/01/20	676,073
425	ZF North America Capital, Inc. (Germany)(a)	4.50	04/29/22	417,903
10,455,394
Consumer, Non-Cyclical (10.3%)
300	AbbVie, Inc.	3.60	05/14/25	297,128
375	AbbVie, Inc.	4.40	11/06/42	356,194
435	Actavis Funding SCS	3.80	03/15/25	428,168
300	Actavis Funding SCS	3.85	06/15/24	296,940
915	Actavis Funding SCS	4.75	03/15/45	874,510
275	Actavis Funding SCS	4.85	06/15/44	266,330
550	ADT Corp. (The)	3.50	07/15/22	500,500
400	Albea Beauty Holdings SA (a)	8.375	11/01/19	430,000
415	Altria Group, Inc.	5.375	01/31/44	440,588
156	Altria Group, Inc.	10.20	02/06/39	257,648
1,601	Amgen, Inc.	5.15	11/15/41	1,650,068
340	Aramark Services, Inc.	5.75	03/15/20	355,598
400	BAT International Finance PLC (United Kingdom)(a)	3.50	06/15/22	404,265
475	Baxalta, Inc. (a)	5.25	06/23/45	478,665
200	Bayer US Finance LLC (a)	3.375	10/08/24	199,182
415	Becton Dickinson and Co.	3.734	12/15/24	414,421
270	BRF SA (Brazil)(a)	3.95	05/22/23	256,838
775	Cardinal Health, Inc.	3.75	09/15/25	772,653
325	Cencosud SA (Chile)(a)	6.625	02/12/45	307,191
950	EMD Finance LLC (Germany)(a)	3.25	03/19/25	923,208
780	Experian Finance PLC (United Kingdom)(a)	2.375	06/15/17	784,281
75	Gilead Sciences, Inc.	4.50	02/01/45	74,893
HKD	2,000	Hengan International Group Co., Ltd. (China)	0.00	(b)	06/27/18	275,751
$507	Illumina, Inc.	0.00	(b)	06/15/19	596,042
425	Kraft Foods Group, Inc.	6.50	02/09/40	501,264
585	Kraft Foods Group, Inc.	6.875	01/26/39	719,156
125	Mallinckrodt International Finance SA/Mallinckrodt CB LLC (a)	5.50	04/15/25	121,719
160	McKesson Corp.	4.883	03/15/44	159,611
375	Novartis Capital Corp. (Switzerland)	4.40	05/06/44	388,192
850	Quest Diagnostics, Inc.	2.70	04/01/19	857,779
425	Reynolds American, Inc.	2.30	06/12/18	428,480
175	Reynolds American, Inc.	5.85	08/15/45	184,217
585	Sigma Alimentos SA de CV (Mexico)(a)	5.625	04/14/18	635,632
125	Spectrum Brands, Inc. (a)	5.75	07/15/25	127,500
300	Tyson Foods, Inc.	2.65	08/15/19	302,267
165	Tyson Foods, Inc.	3.95	08/15/24	166,520

410	United Rentals North America, Inc.	5.75	11/15/24	405,900
990	WM Wrigley Jr. Co. (a)	2.90	10/21/19	1,009,037
270	Zimmer Biomet Holdings, Inc.	5.75	11/30/39	301,274
				17,949,610
	Diversified (0.3%)
200	Alfa SAB de CV (Mexico)(a)	5.25	03/25/24	206,000
370	Hutchison Whampoa International 14 Ltd. (Hong Kong)(a)	1.625	10/31/17	369,308
				575,308
	Energy (12.6%)
775	Anadarko Petroleum Corp.	5.95	09/15/16	817,796
600	Anadarko Petroleum Corp.	6.20	03/15/40	678,459
175	Anadarko Petroleum Corp.	6.45	09/15/36	202,545
900	APT Pipelines Ltd. (Australia)(a)	4.20	03/23/25	881,910
215	BG Energy Capital PLC (United Kingdom)(a)	5.125	10/15/41	225,407
675	Buckeye Partners LP	4.15	07/01/23	659,007
345	Carrizo Oil & Gas, Inc.	6.25	04/15/23	347,588
400	Cimarex Energy Co.	5.875	05/01/22	430,000
200	Continental Resources, Inc.	4.90	06/01/44	169,039
275	DCP Midstream LLC (a)	5.35	03/15/20	283,572
825	DCP Midstream Operating LP	3.875	03/15/23	764,719
150	Denbury Resources, Inc.	5.50	05/01/22	134,625
825	Devon Energy Corp.	4.75	05/15/42	790,135
1,400	Energy Transfer Partners LP	2.50	06/15/18	1,403,122
775	Energy Transfer Partners LP	6.50	02/01/42	800,900
325	EnLink Midstream Partners LP	5.60	04/01/44	316,886
300	Ensco PLC	5.75	10/01/44	268,236
1,400	Enterprise Products Operating LLC	5.95	02/01/41	1,528,972
275	Hilcorp Energy I LP/Hilcorp Finance Co. (a)	5.75	10/01/25	265,375
875	Kinder Morgan Energy Partners LP	5.00	03/01/43	766,216
1,025	Kinder Morgan, Inc.	3.05	12/01/19	1,024,913
1,200	Kinder Morgan, Inc.	5.55	06/01/45	1,113,012
475	Kinder Morgan, Inc. (a)	5.625	11/15/23	506,101
525	Marathon Oil Corp.	6.60	10/01/37	593,887
400	MPLX LP	4.00	02/15/25	391,038
500	Nexen Energy ULC (China)	6.40	05/15/37	600,978
325	Noble Energy, Inc.	3.90	11/15/24	321,060
525	Noble Energy, Inc.	5.05	11/15/44	504,898
550	ONEOK Partners LP	6.125	02/01/41	537,928
275	Phillips 66	5.875	05/01/42	300,676
125	Phillips 66 Partners LP	4.68	02/15/45	110,454
365	Plains All American Pipeline LP/PAA Finance Corp.	6.70	05/15/36	429,084
475	Rowan Cos., Inc.	5.85	01/15/44	403,380
400	SM Energy Co. (a)	6.125	11/15/22	413,080
250	Southwestern Energy Co.	4.95	01/23/25	253,045
600	Spectra Energy Capital LLC	7.50	09/15/38	683,211
225	Transocean, Inc.	4.30	10/15/22	170,438
1,025	Transocean, Inc.	6.875	12/15/21	925,062
350	Williams Partners LP	6.30	04/15/40	356,663
600	Williams Partners LP/ACMP Finance Corp.	4.875	05/15/23	592,801
				21,966,218
	Finance (28.3%)
315	ABB Treasury Center USA, Inc. (Switzerland)(a)	4.00	06/15/21	335,348
430	ABN Amro Bank N.V. (Netherlands)(a)	2.50	10/30/18	437,081
525	ACE INA Holdings, Inc.	3.35	05/15/24	526,327
495	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands)(a)	3.75	05/15/19	490,669
500	Alexandria Real Estate Equities, Inc.	3.90	06/15/23	498,757
450	Ally Financial, Inc.	4.125	03/30/20	450,279
325	American Campus Communities Operating Partnership LP	3.75	04/15/23	319,677

375	American Express Co.	3.625		12/05/24	365,588
450	American International Group, Inc.	4.50		07/16/44	429,753
400	American International Group, Inc.	4.875		06/01/22	439,414
899	American International Group, Inc.	6.40		12/15/20	1,070,027
465	American Tower Corp.	3.50		01/31/23	447,394
800	Banco de Credito del Peru (Peru)(a)	6.125	(c)	04/24/27	857,000
325	Bank of America Corp.	7.75		05/14/38	434,060
935	Bank of America Corp., MTN	4.00		01/22/25	912,752
700	Bank of America Corp., MTN	4.20		08/26/24	699,629
317	Bank of America Corp., MTN	4.25		10/22/26	311,223
225	Bank of America Corp., MTN	4.75		04/21/45	209,461
775	BBVA Bancomer SA (Mexico)(a)	6.50		03/10/21	842,813
200	Billion Express Investments Ltd. (China)	0.75		10/18/15	201,750
450	BioMed Realty LP	2.625		05/01/19	448,502
200	BNP Paribas SA (France)	4.25		10/15/24	197,533
185	Boston Properties LP	3.80		02/01/24	187,556
280	Brookfield Asset Management, Inc. (Canada)	5.80		04/25/17	300,919
1,750	Capital One Bank, USA NA	3.375		02/15/23	1,702,738
375	Capital One Financial Corp.	2.45		04/24/19	375,377
1,290	Citigroup, Inc.	4.05		07/30/22	1,322,954
660	Citigroup, Inc.	5.50		09/13/25	714,729
220	Citigroup, Inc.	6.675		09/13/43	267,384
385	CNA Financial Corp.	7.35		11/15/19	455,942
750	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	3.95		11/09/22	751,085
150	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)(a)	11.00	(c)	06/30/19(d)	190,688
625	Credit Agricole SA (France)(a)	3.875		04/15/24	631,633
310	Credit Agricole SA (France)(a)	7.875	(c)	01/23/24(d)	319,654
850	Credit Suisse AG (Switzerland)(a)	6.50		08/08/23	931,694
975	DBS Group Holdings Ltd. (Singapore)(a)	2.246		07/16/19	977,130
320	Discover Bank	7.00		04/15/20	372,814
420	Discover Financial Services	3.85		11/21/22	417,680
375	Discover Financial Services	3.95		11/06/24	365,079
450	Embraer Netherlands Finance BV (Brazil)	5.05		06/15/25	450,000
230	ERP Operating LP	4.625		12/15/21	251,241
500	Express Scripts Holding Co.	3.50		06/15/24	489,957
300	First Republic Bank	2.375		06/17/19	299,979
1,375	Five Corners Funding Trust (a)	4.419		11/15/23	1,422,799
800	Ford Motor Credit Co., LLC	5.00		05/15/18	860,646
355	General Electric Capital Corp.	5.30		02/11/21	399,467
1,200	General Motors Financial Co., Inc.	4.00		01/15/25	1,179,784
550	General Motors Financial Co., Inc.	4.375		09/25/21	572,397
410	Genworth Holdings, Inc.	7.70		06/15/20	444,842
1,495	Goldman Sachs Group, Inc. (The)	6.75		10/01/37	1,758,953
350	Goldman Sachs Group, Inc. (The), MTN	4.80		07/08/44	346,300
1,100	Goodman Funding Pty Ltd. (Australia)(a)	6.375		04/15/21	1,265,443
295	Harley-Davidson Funding Corp. (a)	6.80		06/15/18	336,881
1,250	Hartford Financial Services Group, Inc. (The)	5.50		03/30/20	1,403,206
795	HBOS PLC, Series G (United Kingdom) (a)	6.75		05/21/18	883,446
400	Healthcare Trust of America Holdings LP	3.70		04/15/23	386,922
440	HSBC Holdings PLC (United Kingdom)	4.25		03/14/24	445,196
200	HSBC Holdings PLC (United Kingdom)	6.375	(c)	09/17/24(d)	200,750
200	HSBC Holdings PLC (United Kingdom)	6.375	(c)	03/30/25(d)	201,500
180	HSBC Holdings PLC (United Kingdom)	6.50		05/02/36	214,714
370	Industrial & Commercial Bank of China Ltd., MTN (China)	3.231		11/13/19	377,282
350	ING Bank N.V. (Netherlands)(a)	5.80		09/25/23	382,796
200	ING Groep N.V. (Netherlands)	6.00	(c)	04/16/20(d)	198,375
480	Intesa Sanpaolo SpA (Italy)	5.25		01/12/24	510,944
250	JPMorgan Chase & Co.	3.125		01/23/25	238,981
670	JPMorgan Chase & Co.	4.95		06/01/45	653,785
925	KeyBank NA	1.70		06/01/18	924,189

325	Liberty Mutual Group, Inc. (a)	4.85		08/01/44	315,214
425	Lincoln National Corp.	7.00		06/15/40	534,812
870	Lloyds Bank PLC (United Kingdom)(a)	6.50		09/14/20	1,003,888
365	Macquarie Bank Ltd. (Australia)(a)	6.625		04/07/21	418,585
200	Massachusetts Mutual Life Insurance Co. (a)	4.50		04/15/65	178,101
300	MetLife, Inc.	3.00		03/01/25	287,403
750	Nationwide Building Society (United Kingdom)(a)	6.25		02/25/20	875,419
500	PNC Financial Services Group, Inc. (The)	3.90		04/29/24	506,032
895	Principal Financial Group, Inc.	1.85		11/15/17	901,927
850	Protective Life Corp.	7.375		10/15/19	1,007,474
790	Prudential Financial, Inc.	5.625	(c)	06/15/43	820,810
285	Prudential Financial, Inc., MTN	6.625		12/01/37	344,857
575	QBE Capital Funding III Ltd. (Australia)(a)	7.25	(c)	05/24/41	638,114
550	Realty Income Corp.	3.25		10/15/22	534,783
250	Realty Income Corp.	4.65		08/01/23	263,632
850	Santander UK PLC (United Kingdom)(a)	5.00		11/07/23	871,267
450	TD Ameritrade Holding Corp.	3.625		04/01/25	457,544
525	Weingarten Realty Investors	3.375		10/15/22	511,205
290	Wells Fargo & Co.	4.125		08/15/23	301,413
284	Wells Fargo & Co.	5.606		01/15/44	312,608
					49,395,956
	Industrials (4.9%)
400	BAE Systems Holdings, Inc. (United Kingdom)(a)	3.80		10/07/24	402,423
710	Ball Corp.	4.00		11/15/23	662,075
427	Bombardier, Inc. (Canada)(a)	6.125		01/15/23	381,097
810	Burlington Northern Santa Fe LLC	4.55		09/01/44	800,488
200	Caterpillar, Inc.	3.803		08/15/42	184,522
370	CEVA Group PLC (United Kingdom)(a)	7.00		03/01/21	358,900
460	CRH America, Inc. (Ireland)	8.125		07/15/18	539,868
550	FedEx Corp.	4.10		02/01/45	496,048
217	General Cable Corp.	4.50	(e)	11/15/29	180,924
810	Heathrow Funding Ltd. (United Kingdom)(a)	4.875		07/15/21	888,554
625	Koninklijke Philips N.V. (Netherlands)	3.75		03/15/22	634,358
150	L-3 Communications Corp.	1.50		05/28/17	149,039
490	MasTec, Inc.	4.875		03/15/23	449,575
850	Precision Castparts Corp.	2.25		06/15/20	846,377
275	Ryder System, Inc., MTN	2.65		03/02/20	274,855
500	Thermo Fisher Scientific, Inc.	4.15		02/01/24	510,367
850	Trinity Industries, Inc.	4.55		10/01/24	821,527
					8,580,997
	Technology (2.0%)
500	Citrix Systems, Inc.	0.50		04/15/19	530,625
313	Nuance Communications, Inc.	2.75		11/01/31	318,282
255	NVIDIA Corp.	1.00		12/01/18	293,409
545	QUALCOMM, Inc.	4.80		05/20/45	524,200
425	Red Hat, Inc. (a)	0.25		10/01/19	522,219
575	Rovi Corp. (a)	0.50		03/01/20	528,281
295	Salesforce.com, Inc.	0.25		04/01/18	359,347
500	SanDisk Corp.	0.50		10/15/20	487,188
					3,563,551
	Utilities (9.2%)
325	Appalachian Power Co.	3.40		06/01/25	321,041
325	Appalachian Power Co.	7.00		04/01/38	413,794
1,225	Berkshire Hathaway Energy Co.	2.40		02/01/20	1,220,949
290	CEZ AS (Czech Republic)(a)	4.25		04/03/22	304,434
295	CMS Energy Corp.	5.05		03/15/22	325,086
170	CMS Energy Corp.	6.25		02/01/20	197,086
850	DTE Energy Co., Series C	3.50		06/01/24	852,751
275	Duke Energy Carolinas LLC	3.75		06/01/45	251,434
400	Duke Energy Corp.	2.10		06/15/18	404,212
370	EDP Finance BV (Portugal)(a)	5.25		01/14/21	388,415
350	Enel Finance International N.V. (Italy)(a)	6.00		10/07/39	389,945

210	Enel SpA (Italy)(a)	8.75	(c)	09/24/73	241,762
425	Entergy Corp. (f)	4.00		07/15/22	428,906
300	Entergy Gulf States Louisiana LLC	6.00		05/01/18	334,493
2,400	Exelon Generation Co., LLC	4.00		10/01/20	2,506,788
397	Fermaca Enterprises S de RL de CV (Mexico)(a)	6.375		03/30/38	405,036
250	GNL Quintero SA (Chile)(a)	4.634		07/31/29	251,343
875	Jersey Central Power & Light Co. (a)	4.70		04/01/24	919,310
150	Monongahela Power Co. (a)	5.40		12/15/43	166,275
350	Oncor Electric Delivery Co., LLC (a)	2.95		04/01/25	336,281
350	Origin Energy Finance Ltd. (Australia)(a)	3.50		10/09/18	359,318
1,000	PPL WEM Ltd./Western Power Distribution Ltd. (a)	3.90		05/01/16	1,020,213
540	Puget Energy, Inc.	6.50		12/15/20	632,891
900	Sempra Energy	3.55		06/15/24	900,913
650	Southern Power Co., Series 15B	2.375		06/01/20	642,509
23	Toledo Edison Co. (The)	7.25		05/01/20	27,353
845	TransAlta Corp. (Canada)	4.50		11/15/22	839,916
660	Virginia Electric & Power Co., Series B	4.20		05/15/45	639,384
350	WEC Energy Group, Inc.	3.55		06/15/25	349,804
					16,071,642
	Total Corporate Bonds (Cost $162,637,847)				163,216,829

	Asset-Backed Securities (1.3%)
	CVS Pass-Through Trust
1,134		6.036		12/10/28	1,293,440
718	(a)	8.353		07/10/31	954,795
	Total Asset-Backed Securities (Cost $1,863,475)				2,248,235

	Sovereign (0.6%)
290	Pertamina Persero PT (Indonesia)(a)	6.45		05/30/44	287,100
725	Sinopec Group Overseas Development 2015 Ltd. (China)(a)	2.50		04/28/20	714,885
	Total Sovereign (Cost $1,012,970)				1,001,985

	Variable Rate Senior Loan Interests (0.6%)
	Consumer, Cyclical (0.2%)
324	Diamond Resorts Corp., Term Loan	5.50		07/31/15	325,455

	Energy (0.2%)
447	Drillships Ocean Ventures, Inc., Term B (Cyprus)	5.50		07/27/15	381,865

	Technology (0.2%)
400	Aspect Software, Inc., Term B	7.25		08/11/15	397,477
	Total Variable Rate Senior Loan Interests (Cost $1,178,486)				1,104,797

	Short-Term Investment (0.8%)
	U.S. Treasury Security
1,505	U.S. Treasury Bill (g)(h) (Cost $1,504,404)	0.089		12/10/15	1,504,746

	Total Investments (Cost $168,197,182) (i)(j)			96.7%	169,076,592
	Other Assets in Excess of Liabilities			3.3	5,733,521
	Net Assets			100.0%	$174,810,113

MTN	Medium Term Note.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Capital appreciation bond.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2015.
(d)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2015.

(e)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2015. Maturity date disclosed is the ultimate maturity date.

(f)	When-issued security.
(g)	Rate shown is the yield to maturity at June 30, 2015.
(h)	All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.
(i)	Securities are available for collateral in connection with purchase of a when-issued security, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(j)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Foreign Currency Forward Exchange Contracts Open at June 30, 2015:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
HSBC Bank PLC	EUR	69,001	$76,834		07/03/15	$(93)
HSBC Bank PLC	HKD	2,082,500	$268,587		07/03/15	(69)
UBS AG	$75,404		EUR	69,001	07/03/15	1,523
HSBC Bank PLC	$76,865		EUR	69,001	08/05/15	94
	Net Unrealized Appreciation					$1,455

Futures Contracts Open at June 30, 2015:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
81	Long	U.S. Treasury 5 yr. Note, Sep-15	$9,659,883	$(9,492)
56	Long	U.S. Treasury Long Bond, Sep-15	8,447,250	(162,492)
19	Long	U.S. Treasury 2 yr. Note, Sep-15	4,159,812	9,812
3	Long	U.S. Treasury 10 yr. Note, Sep-15	378,516	2,016
53	Short	U.S. Treasury Ultra Long Bond, Sep-15	(8,165,313)	181,688
		Net Unrealized Appreciation		$21,532

Credit Default Swap Agreements Open at June 30, 2015:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)	UPFRONT PAYMENTS PAID (RECEIVED)	VALUE	CREDIT RATING OF REFERENCE OBLIGATION†
Barclays Bank PLC
Yum! Brands, Inc.	Buy	$875	1.00%	12/20/18	$101	$(15,187)	$(15,086)	BBB
Barclays Bank PLC
Quest Diagnostics, Inc.	Buy	795	1.00	3/20/19	(28,030)	15,258	(12,772)	BBB+
Morgan Stanley & Co., LLC*
CDX.NA.HY.24	Buy	3,218	5.00	6/20/20	43,898	(249,261)	(205,363)	NR
Morgan Stanley & Co., LLC*
CDX.NA.IG.24	Buy	3,550	1.00	6/20/20	15,777	(67,314)	(51,537)	NR
Total Credit Default Swaps		$8,438			$31,746	$(316,504)	$(284,758)

Interest Rate Swap Agreements Open at June 30, 2015:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley & Co., LLC*	$13,000	3 Month LIBOR	Receive	1.59%	05/05/20	$66,110
Morgan Stanley & Co., LLC*	5,900	3 Month LIBOR	Receive	2.49	06/09/25	(29,537)
		Net Unrealized Appreciation				$36,573

LIBOR	London Interbank Offered Rate.
NR	Not Rated.
*	Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
†	Credit rating as issued by Standard & Poor’s.

Currency Abbreviations:

EUR	Euro.
HKD	Hong Kong Dollar.
KRW	South Korean Won.

PORTFOLIO COMPOSITION** as of 06/30/15

Corporate Bonds	96.5%
Asset-Backed Securities	1.3
Short-Term Investments	0.9
Variable Rate Senior Loan Interests	0.7
Sovereign	0.6

**

Does not include open long/short futures contracts with an underlying face amount of $30,810,774 with net unrealized appreciation of $21,532. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of $1,455 and does not include open swap agreements with net unrealized appreciation of $68,319.

Morgan Stanley Income Securities Inc.

Notes to Portfolio of Investments • June 30, 2015 (unaudited)

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Board of Directors (the “Directors”). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; (2) portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price; (3) certain senior collateralized loans (“Senior Loans”) are valued based on quotations received from an independent pricing service; (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. (7) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange (“NYSE”); and (8) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities’ fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Fixed Income Securities
Corporate Bonds	$—	$163,216,829	$—	$163,216,829
Asset-Backed Securities	—	2,248,235	—	2,248,235
Sovereign	—	1,001,985	—	1,001,985
Variable Rate Senior Loan Interests	—	1,104,797	—	1,104,797
Total Fixed Income Securities	—	167,571,846	—	167,571,846
Short-Term Investment
U.S. Treasury Security	—	1,504,746	—	1,504,746
Total Short-Term Investment	—	1,504,746	—	1,504,746
Foreign Currency Forward Exchange Contracts	—	1,617	—	1,617
Futures Contracts	193,516	—	—	193,516
Credit Default Swap Agreements	—	59,776	—	59,776
Interest Rate Swap Agreement	—	66,110	—	66,110
Total Assets	193,516	169,204,095	—	169,397,611
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(162)	—	(162)
Futures Contracts	(171,984)	—	—	(171,984)
Credit Default Swap Agreement	—	(28,030)	—	(28,030)
Interest Rate Swap Agreement	—	(29,537)	—	(29,537)
Total Liabilities	(171,984)	(57,729)	—	(229,713)
Total	$21,532	$169,146,366	$—	$169,167,898

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2015, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Income Securities Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 19, 2015

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 19, 2015